Significant Components of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities [Line Items]
Accrued expenses	$ 40,141	$ 29,999
Deferred revenues	29,707	34,184
Dividends payable	18,913	13,634
Accrued income taxes	5,731	2,920
Transaction processing provisions	5,382	5,221
Client postage deposits	3,562	3,708
Other	22,427	21,374
Total	$ 125,863	$ 111,040